Goodwill and intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
Disclosure of goodwill and intangible assets
Goodwill and intangible assets are allocated to business operations according to business segments as follows:

	As at 30.06.22			As at 31.12.21
	Goodwill	Intangibles	Total	Goodwill	Intangibles	Total
	£m	£m	£m	£m	£m	£m
Barclays UK	3,560	1,247	4,807	3,560	1,233	4,793
Barclays International	308	3,079	3,387	291	2,930	3,221
Head Office	44	7	51	42	5	47
Total	3,912	4,333	8,245	3,893	4,168	8,061